RESTRICTED NET ASSETS (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2025 CNY (¥)
RESTRICTED NET ASSETS
Restricted net assets	¥ 804.9
Percentage of total restricted net assets to total consolidated net assets	4.00%
PRC Subsidiaries And VIE | Statutory surplus reserve | CHINA
RESTRICTED NET ASSETS
Appropriation of after tax profit to statutory surplus fund required percentage minimum	10.00%
Required statutory surplus registered capital ratio to deforce compulsory net profit allocation to statutory surplus	50.00%